Supplementary Financial Statement Information (Details) - Schedule of Selling and Marketing Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Selling and Marketing Expenses [Abstract]
Payroll and related expenses	$ 157	$ 190	$ 337
Overseas travels	165	192	56
Other	53	79	92
Net selling and marketing expenses	$ 375	$ 461	$ 485